Long-Term Debt and Other Financial Liabilities, Chugoku Bank Sale and Leaseback (Details) $ in Thousands		6 Months Ended
	Mar. 09, 2022 USD ($)	Jun. 30, 2022 USD ($) Installment	Jun. 30, 2021 USD ($)	Feb. 25, 2022 USD ($)
Sale and Leaseback Transaction [Abstract]
Proceeds from drawdown		$ 80,300	$ 104,350
Chugoku Bank Sale and Leaseback [Member]
Sale and Leaseback Transaction [Abstract]
Financing amount				$ 21,300
Proceeds from drawdown	$ 21,300
Interest rate		2.90%
Principal repayment term		8 years
Number of consecutive payment installments | Installment		32
Frequency of periodic payment		quarterly
Installment payment		$ 590
Balloon payment		$ 2,388
Term of charter contract		8 years
Repurchase price of vessel		$ 2,388